Income Tax - Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Balance Sheet [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Derecognition related to tax loss carryforwards recognized in prior years	$ (70)	$ (43)
Recognition related to unrecognized tax loss carryforwards	82	92
Foreign currency translation and other effects	8	6
Changes in deferred tax assets	20	55
Reconciliation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards generated and not recognized during the year	178	84
Derecognition related to tax loss carryforwards recognized in prior years	12	(43)
Recognition related to unrecognized tax loss carryforwards	(84)	92
Foreign currency translation and other effects	16	18
Changes in deferred tax assets	$ 122	$ 151